INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Raw materials	$ 2,696	$ 2,189
Work in process	61	232
Finished goods	3,376	3,617
Total inventory	$ 6,133	$ 6,038